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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for five of its series, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the six months ended March 31, 2009. These series have September 30 fiscal year end.

Date of reporting period: March 31, 2009

Item 1 - Reports to Stockholders.

Evergreen Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Growth Fund for the six-month period ended March 31, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis. The selling spared few equity categories. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets were affected by weakness in economic data and corporate profits. International markets were hit hard as economies in both developed and emerging countries remained weak. The fixed income markets continued to worry about deflation, as evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending have also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve, Treasury, Federal Deposit Insurance Corp. and Federal Housing Administration have allocated more than $11 trillion to combat this crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and

1

LETTER TO SHAREHOLDERS continued

Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Jeffrey S. Drummond, CFA; Linda Z. Freeman, CFA; Paul Carder, CFA; Jeffrey Harrison, CFA; Edward Rick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C†	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

6-month return with sales charge	-33.09%	-32.88%	-29.78%	N/A

6-month return w/o sales charge	-29.04%	-29.35%	-29.07%	-28.95%

Average annual return*

1-year with sales charge	-37.04%	-37.03%	-33.93%	N/A

1-year w/o sales charge	-33.20%	-33.73%	-33.26%	-33.05%

5-year	-5.26%	-5.08%	-4.69%	-3.87%

10-year	1.69%	1.54%	1.63%	2.57%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.
†	As of 1/31/2008, Class C is closed to new investors.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class B prior to its inception is based on the performance of Class C, the original class offered. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	10/1/2008	3/31/2009	During Period*

Actual
Class A	$1,000.00	$ 709.64	$ 5.71
Class B	$1,000.00	$ 706.45	$ 8.89
Class C	$1,000.00	$ 709.28	$ 5.71
Class I	$1,000.00	$ 710.47	$ 4.65
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.25	$ 6.74
Class B	$1,000.00	$1,014.51	$10.50
Class C	$1,000.00	$1,018.25	$ 6.74
Class I	$1,000.00	$1,019.50	$ 5.49

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.34% for Class A, 2.09% for Class B, 1.34% for Class C and 1.09% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.20	$18.70	$17.35	$19.03	$15.41	$14.08

Income from investment operations
Net investment income (loss)	0 [1]	(0.03)[1]	(0.12)[1]	(0.16)[1]	(0.17)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	(3.54)	(3.61)	3.63	0.55	3.79	1.49

Total from investment operations	(3.54)	(3.64)	3.51	0.39	3.62	1.33

Distributions to shareholders from
Net realized gains	(0.02)	(2.84)	(2.16)	(2.07)	0	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.02)	(2.86)	(2.16)	(2.07)	0	0

Net asset value, end of period	$8.64	$12.20	$18.70	$17.35	$19.03	$15.41

Total return[2]	(29.04)%	(22.75)%	21.93%	2.55%	23.49%	9.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,818	$56,068	$90,563	$91,606	$94,947	$82,353
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.34%[3]	1.25%	1.25%	1.26%	1.25%	1.27%
Expenses excluding waivers/reimbursements and expense reductions	1.34%[3]	1.27%	1.26%	1.26%	1.25%	1.27%
Net investment income (loss)	(0.01)%[3]	(0.24)%	(0.68)%	(0.88)%	(0.96)%	(1.03)%
Portfolio turnover rate	56%	113%	98%	91%	80%	87%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.16	$16.17	$15.37	$17.21	$14.04	$12.91

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.12)[1]	(0.21)[1]	(0.25)[1]	(0.26)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	(2.95)	(3.03)	3.17	0.48	3.43	1.38

Total from investment operations	(2.98)	(3.15)	2.96	0.23	3.17	1.13

Distributions to shareholders from
Net realized gains	(0.02)	(2.84)	(2.16)	(2.07)	0	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.02)	(2.86)	(2.16)	(2.07)	0	0

Net asset value, end of period	$7.16	$10.16	$16.17	$15.37	$17.21	$14.04

Total return[2]	(29.35)%	(23.37)%	21.08%	1.82%	22.58%	8.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,069	$9,637	$18,518	$18,940	$21,955	$20,926
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.09%[3]	1.99%	1.96%	1.96%	1.95%	1.98%
Expenses excluding waivers/reimbursements and expense reductions	2.09%[3]	1.99%	1.96%	1.96%	1.95%	1.98%
Net investment income (loss)	(0.76)%[3]	(1.00)%	(1.39)%	(1.59)%	(1.67)%	(1.73)%
Portfolio turnover rate	56%	113%	98%	91%	80%	87%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$10.19	$16.15	$15.35	$17.19	$14.02	$12.90

Income from investment operations
Net investment income (loss)	0 [1]	(0.07)[1]	(0.21)[1]	(0.25)[1]	(0.26)[1]	(0.25)[1]
Net realized and unrealized gains or losses on investments	(2.96)	(3.03)	3.17	0.48	3.43	1.37

Total from investment operations	(2.96)	(3.10)	2.96	0.23	3.17	1.12

Distributions to shareholders from
Net realized gains	(0.02)	(2.84)	(2.16)	(2.07)	0	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.02)	(2.86)	(2.16)	(2.07)	0	0

Net asset value, end of period	$7.21	$10.19	$16.15	$15.35	$17.19	$14.02

Total return[2]	(29.07)%	(23.03)%	21.11%	1.82%	22.61%	8.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$63,002	$99,486	$167,832	$168,681	$201,363	$202,086
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.34%[3]	1.54%	1.96%	1.96%	1.95%	1.97%
Expenses excluding waivers/reimbursements and expense reductions	1.34%[3]	1.54%	1.96%	1.96%	1.95%	1.97%
Net investment income (loss)	(0.01)%[3]	(0.55)%	(1.39)%	(1.59)%	(1.67)%	(1.73)%
Portfolio turnover rate	56%	113%	98%	91%	80%	87%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.75	$19.37	$17.86	$19.47	$15.72	$14.32

Income from investment operations
Net investment income (loss)	0.01 [1]	0.01	(0.07)[1]	(0.11)[1]	(0.12)[1]	(0.12)[1]
Net realized and unrealized gains or losses on investments	(3.70)	(3.77)	3.74	0.57	3.87	1.52

Total from investment operations	(3.69)	(3.76)	3.67	0.46	3.75	1.40

Distributions to shareholders from
Net investment income	(0.02)	0	0	0	0	0
Net realized gains	(0.02)	(2.84)	(2.16)	(2.07)	0	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.04)	(2.86)	(2.16)	(2.07)	0	0

Net asset value, end of period	$9.02	$12.75	$19.37	$17.86	$19.47	$15.72

Total return	(28.95)%	(22.56)%	22.23%	2.89%	23.85%	9.78%

Ratios and supplemental data
Net assets, end of period (thousands)	$250,781	$395,954	$621,896	$692,450	$705,901	$623,418
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.09%[2]	0.99%	0.96%	0.96%	0.95%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	1.09%[2]	0.99%	0.96%	0.96%	0.95%	0.98%
Net investment income (loss)	0.24%[2]	0.02%	(0.39)%	(0.59)%	(0.67)%	(0.73)%
Portfolio turnover rate	56%	113%	98%	91%	80%	87%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 15.8%
Distributors 1.0%
LKQ Corp. *	248,900	$3,551,803

Diversified Consumer Services 1.7%
Capella Education Co. * ρ	86,200	4,568,600
Strayer Education, Inc. ρ	8,600	1,546,882

		6,115,482

Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc., Class A * ρ	55,100	3,657,538
P.F. Chang’s China Bistro, Inc. * ρ	93,700	2,143,856
Penn National Gaming, Inc. *	273,000	6,592,950
Texas Roadhouse, Inc., Class A *	286,700	2,732,251

		15,126,595

Internet & Catalog Retail 1.9%
Blue Nile, Inc. * ρ	222,944	6,721,761

Media 2.5%
Marvel Entertainment, Inc. *	135,400	3,594,870
National CineMedia, Inc.	379,426	5,000,835

		8,595,705

Specialty Retail 2.8%
Aeropostale, Inc. * ρ	138,800	3,686,528
Children’s Place Retail Stores, Inc. *	118,200	2,587,398
Hibbett Sports, Inc. * ρ	185,800	3,571,076

		9,845,002

Textiles, Apparel & Luxury Goods 1.6%
Iconix Brand Group, Inc. * ρ	422,200	3,736,470
The Warnaco Group, Inc. *	80,200	1,924,800

		5,661,270

CONSUMER STAPLES 1.9%
Food Products 1.1%
Flowers Foods, Inc. ρ	74,800	1,756,304
TreeHouse Foods, Inc. * ρ	74,000	2,130,460

		3,886,764

Personal Products 0.8%
Chattem, Inc. *	51,512	2,887,248

ENERGY 6.3%
Energy Equipment & Services 2.9%
Core Laboratories NV	29,700	2,172,852
Matrix Service Co. *	255,400	2,099,388
Natco Group, Inc., Class A *	128,500	2,432,505

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Oceaneering International, Inc. *	98,000	$3,613,260

		10,318,005

Oil, Gas & Consumable Fuels 3.4%
Newfield Exploration Co. *	30,000	681,000
Petrohawk Energy Corp. *	294,000	5,653,620
World Fuel Services Corp. ρ	174,340	5,514,374

		11,848,994

FINANCIALS 9.8%
Capital Markets 4.5%
Greenhill & Co. ρ	67,896	5,014,120
Stifel Financial Corp. *	143,465	6,213,469
Waddell & Reed Financial, Inc., Class A	257,000	4,643,990

		15,871,579

Commercial Banks 2.2%
First Horizon National Corp. ρ	427,205	4,588,179
Signature Bank *	61,900	1,747,437
TCF Financial Corp. ρ	124,700	1,466,472

		7,802,088

Insurance 1.7%
HCC Insurance Holdings, Inc. ρ	232,346	5,852,796
ProAssurance Corp. *	1	46

		5,852,842

Real Estate Investment Trusts (REITs) 1.4%
Redwood Trust, Inc. ρ	322,300	4,947,305

HEALTH CARE 16.6%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc. * ρ	120,400	4,534,264
Myriad Genetics, Inc. * ρ	103,200	4,692,504
United Therapeutics Corp. * ρ	31,000	2,048,790

		11,275,558

Health Care Equipment & Supplies 7.0%
Haemonetics Corp. *	56,200	3,095,496
Immucor, Inc. * ρ	100,900	2,537,635
Inverness Medical Innovations, Inc. *	130,800	3,483,204
Masimo Corp. * ρ	178,092	5,161,106
Meridian Bioscience, Inc. ρ	179,750	3,257,070
NuVasive, Inc. *	115,200	3,614,976
Wright Medical Group, Inc. * ρ	127,300	1,658,719

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Zoll Medical Corp. *	129,600	$1,861,056

		24,669,262

Health Care Providers & Services 2.7%
Amedisys, Inc. *	39,000	1,072,110
CardioNet, Inc. *	145,700	4,088,342
HMS Holdings Corp. *	128,500	4,227,650

		9,388,102

Health Care Technology 0.4%
MedAssets, Inc. *	111,300	1,586,025

Life Sciences Tools & Services 3.3%
Icon plc *	195,507	3,157,438
Illumina, Inc. * ρ	179,000	6,665,960
Sequenom, Inc. * ρ	125,000	1,777,500

		11,600,898

INDUSTRIALS 15.1%
Aerospace & Defense 2.8%
ARGON ST, Inc. *	284,945	5,405,407
Hexcel Corp. *	666,531	4,379,109

		9,784,516

Air Freight & Logistics 2.0%
Atlas Air Worldwide Holdings *	213,400	3,702,490
Forward Air Corp. ρ	216,570	3,514,931

		7,217,421

Commercial Services & Supplies 4.5%
Clean Harbors, Inc. *	80,315	3,855,120
EnerNOC, Inc. * ρ	139,401	2,026,891
Steiner Leisure, Ltd. *	113,574	2,772,341
Team, Inc. *	201,500	2,361,580
Waste Connections, Inc. *	188,800	4,852,160

		15,868,092

Construction & Engineering 2.5%
Pike Electric Corp. *	311,500	2,881,375
Quanta Services, Inc. *	274,200	5,881,590

		8,762,965

Electrical Equipment 0.3%
Polypore International, Inc. *	298,755	1,200,995

Machinery 0.7%
RBC Bearings, Inc. *	159,447	2,436,350

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Professional Services 0.5%
Resources Connection, Inc. * ρ	125,000	$1,885,000

Road & Rail 0.5%
Heartland Express, Inc. ρ	120,000	1,777,200

Trading Companies & Distributors 1.3%
Interline Brands, Inc. *	290,200	2,446,386
MSC Industrial Direct Co., Class A ρ	64,200	1,994,694

		4,441,080

INFORMATION TECHNOLOGY 25.7%
Communications Equipment 2.0%
Adtran, Inc.	244,300	3,960,103
Neutral Tandem, Inc. *	130,407	3,209,316

		7,169,419

Electronic Equipment, Instruments & Components 0.7%
Benchmark Electronics, Inc. *	211,462	2,368,375

Internet Software & Services 9.6%
Bankrate, Inc. *	88,351	2,204,358
ComScore, Inc. *	210,000	2,538,900
Constant Contact, Inc. * ρ	297,065	4,155,939
Digital River, Inc. *	74,200	2,212,644
Equinix, Inc. * ρ	75,754	4,253,587
LivePerson, Inc. * +	957,404	2,173,307
NIC, Inc.	1,102,637	5,733,713
Omniture, Inc. * ρ	278,600	3,674,734
SupportSoft, Inc. *	1,107,396	2,126,200
Switch & Data Facilities Co., Inc. * ρ	214,549	1,881,595
Vocus, Inc. *	222,915	2,962,540

		33,917,517

IT Services 1.9%
Alliance Data Systems Corp. * ρ	106,200	3,924,090
CyberSource Corp. * ρ	182,400	2,701,344

		6,625,434

Semiconductors & Semiconductor Equipment 8.2%
Advanced Energy Industries, Inc. *	175,500	1,321,515
Atheros Communications, Inc. *	93,400	1,369,244
ATMI, Inc. *	167,071	2,577,905
Cavium Networks, Inc. * ρ	454,300	5,242,622
FormFactor, Inc. *	223,700	4,031,074
Mellanox Technologies, Ltd. *	437,084	3,640,910
NetLogic Microsystems, Inc. *	230,600	6,336,888
Power Integrations, Inc.	49,855	857,506

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Tessera Technologies, Inc. *	261,500	$3,496,255

		28,873,919

Software 3.3%
Blackboard, Inc. * ρ	189,075	6,001,240
Concur Technologies, Inc. * ρ	135,578	2,601,742
Ultimate Software Group, Inc. * ρ	182,410	3,148,397

		11,751,379

MATERIALS 2.8%
Chemicals 1.4%
Cytec Industries, Inc.	152,600	2,292,052
Intrepid Potash, Inc. * ρ	152,600	2,815,470

		5,107,522

Containers & Packaging 0.9%
Silgan Holdings, Inc.	61,900	3,252,226

Metals & Mining 0.5%
Brush Engineered Materials, Inc. *	123,096	1,707,341

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.6%
tw telecom, Inc., Class A * ρ	246,300	2,155,125

Wireless Telecommunication Services 2.5%
Leap Wireless International, Inc. * ρ	95,200	3,319,624
SBA Communications Corp., Class A * ρ	233,300	5,435,890

		8,755,514

Total Common Stocks (cost $380,995,604)		342,609,678

EXCHANGE TRADED FUND 1.1%
iShares Russell 2000 Growth Index Fund (cost $3,698,870)	81,420	3,743,691

	Principal Amount	Value

SHORT-TERM INVESTMENTS 38.4%
CORPORATE BONDS 0.4%
Diversified Consumer Services 0.4%
White Pine Finance, LLC, SIV, FRN, 3.11%, 03/17/2008 • + ☐ ρρ	$7,691,229	1,345,965

	Shares	Value

MUTUAL FUND SHARES 38.0%
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ρρ	134,223,122	134,223,122

Total Short-Term Investments (cost $141,914,351)		135,569,087

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

Value

Total Investments (cost $526,608,825) 136.6%	$481,922,456
Other Assets and Liabilities (36.6%)	(129,251,861)

Net Assets 100.0%	$352,670,595

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security. The issuer has declared an event of insolvancy prior to its maturity.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by sector as of March 31, 2009:

Information Technology	26.2%
Health Care	16.9%
Consumer Discretionary	16.0%
Industrials	15.4%
Financials	10.0%
Energy	6.4%
Telecommunication Services	3.1%
Materials	2.9%
Consumer Staples	2.0%
Other	1.1%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $392,385,703) including $122,581,933 of securities loaned	$347,699,334
Investments in affiliated issuers, at value (cost $134,223,122)	134,223,122

Total investments	481,922,456
Receivable for securities sold	356,701
Receivable for Fund shares sold	1,089,503
Dividends receivable	196,661
Receivable for securities lending income	144,550
Prepaid expenses and other assets	8,589

Total assets	483,718,460

Liabilities
Payable for securities purchased	2,758,940
Payable for Fund shares redeemed	2,159,708
Payable for securities on loan	126,071,466
Advisory fee payable	6,683
Distribution Plan expenses payable	791
Due to other related parties	6,079
Accrued expenses and other liabilities	44,198

Total liabilities	131,047,865

Net assets	$352,670,595

Net assets represented by
Paid-in capital	$554,355,258
Overdistributed net investment income	(337,050)
Accumulated net realized losses on investments	(156,661,244)
Net unrealized losses on investments	(44,686,369)

Total net assets	$352,670,595

Net assets consists of
Class A	$33,818,332
Class B	5,069,338
Class C	63,001,857
Class I	250,781,068

Total net assets	$352,670,595

Shares outstanding (unlimited number of shares authorized)
Class A	3,916,362
Class B	707,708
Class C	8,732,628
Class I	27,815,395

Net asset value per share
Class A	$8.64
Class A — Offering price (based on sales charge of 5.75%)	$9.17
Class B	$7.16
Class C	$7.21
Class I	$9.02

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2009 (unaudited)

Investment income
Securities lending	$1,289,396
Dividends (net of foreign withholding taxes of $591)	1,085,672
Income from affiliated issuers	112,941

Total investment income	2,488,009

Expenses
Advisory fee	1,302,919
Distribution Plan expenses
Class A	45,595
Class B	29,377
Class C	82,931
Administrative services fee	186,131
Transfer agent fees	427,887
Trustees’ fees and expenses	3,391
Printing and postage expenses	28,057
Custodian and accounting fees	35,696
Registration and filing fees	20,909
Professional fees	23,750
Other	7,788

Total expenses	2,194,431
Less: Expense reductions	(440)
Fee waivers	(207)

Net expenses	2,193,784

Net investment income	294,225

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(89,883,336)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(71,812,218)

Net realized and unrealized gains or losses on investments	(161,695,554)

Net decrease in net assets resulting from operations	$(161,401,329)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009		Year Ended
	(unaudited)		September 30, 2008

Operations
Net investment income (loss)		$294,225		$(972,827)
Net realized losses on investments		(89,883,336)		(40,154,841)
Net change in unrealized gains or losses on investments		(71,812,218)		(143,987,831)

Net decrease in net assets resulting from operations		(161,401,329)		(185,115,499)

Distributions to shareholders from
Net investment income
Class I		(608,412)		0
Net realized gains
Class A		(73,358)		(13,369,535)
Class B		(14,463)		(3,125,412)
Class C		(157,606)		(29,123,172)
Class I		(501,827)		(89,355,386)
Tax basis return of capital
Class A		0		(96,057)
Class B		0		(20,565)
Class C		0		(195,911)
Class I		0		(610,622)

Total distributions to shareholders		(1,355,666)		(135,896,660)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	310,411	2,678,337	1,253,438	18,717,081
Class B	13,729	99,220	74,926	968,237
Class C	16,809	122,489	190,477	2,462,988
Class I	3,579,837	32,344,073	10,380,628	159,004,144

		35,244,119		181,152,450

Net asset value of shares issued in reinvestment of distributions
Class A	8,274	68,259	808,058	12,549,142
Class B	1,936	13,279	217,488	2,831,697
Class C	21,043	144,988	2,055,175	26,717,274
Class I	87,761	768,471	3,615,752	58,575,170

		994,997		100,673,283

Automatic conversion of Class B shares to Class A shares
Class A	34,952	297,175	54,492	772,261
Class B	(42,039)	(297,175)	(64,899)	(772,261)

		0		0

Payment for shares redeemed
Class A	(1,033,931)	(9,015,724)	(2,361,369)	(33,004,458)
Class B	(214,395)	(1,546,108)	(424,368)	(5,090,040)
Class C	(1,063,561)	(7,709,271)	(2,882,248)	(33,760,251)
Class I	(6,909,773)	(63,686,108)	(15,037,833)	(226,622,482)

		(81,957,211)		(298,477,231)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	March 31, 2009	Year Ended
	(unaudited)	September 30, 2008

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(45,718,095)	$(16,651,498)

Total decrease in net assets	(208,475,090)	(337,663,657)
Net assets
Beginning of period	561,145,685	898,809,342

End of period	$352,670,595	$561,145,685

Undistributed (overdistributed) net investment income (loss)	$(337,050)	$(22,863)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Effective January 31, 2008, Class C shares are only available for purchase by exiting shareholders of the Fund. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Growth Fund, increase. For the six months ended March 31, 2009, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory between the Fund and EIMC on March 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $207.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended March 31, 2009, the Fund paid brokerage commissions of $23,808 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of Class A shares. Effective January 31, 2008, the Fund suspended payments under the distribution plan attributable to its Class C shares in accordance with regulatory requirements applicable to the distributor. However, the 0.25% service fee continues to be assessed to Class C shares of the Fund.

For the six months ended March 31, 2009, EIS received $772 from the sale of Class A shares and $30, $5,397 and $666 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $219,318,411 and $264,449,913, respectively, for the six months ended March 31, 2009.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$480,576,491
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	1,345,965

Total	$481,922,456

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of October 1, 2008	$7,800,000
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(4,145,264)
Net purchases (sales)	(2,308,771)
Transfers in and/or out of Level 3	0

Balance as of March 31, 2009	$1,345,965

During the six months ended March 31, 2009, the Fund loaned securities to certain brokers and earned $1,289,396, net of $143,432 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $122,581,933 and $126,071,466, respectively.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $537,097,562. The gross unrealized appreciation and depreciation on securities based on tax cost

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

was $26,651,806 and $81,826,912, respectively, with a net unrealized depreciation of $55,175,106.

As of September 30, 2008, the Fund had $11,890,458 in capital loss carryovers for federal income tax purposes with $111,919 expiring in 2009 and $11,778,539 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2008, the Fund incurred and elected to defer post-October losses of $51,148,158.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

27

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $337,818,852 of net assets outstanding of which $277,501,731 (82.15%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$255,421,215
Net assets voted “Against”	$2,006,186
Net assets voted “Abstain”	$20,074,330

28

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566379 rv6 05/2009

Evergreen Large Company Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Large Company Growth Fund for the six-month period ended March 31, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis. The selling spared few equity categories. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets were affected by weakness in economic data and corporate profits. International markets were hit hard as economies in both developed and emerging countries remained weak. The fixed income markets continued to worry about deflation, as evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending have also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve, Treasury, Federal Deposit Insurance Corp. and Federal Housing Administration have allocated more than $11 trillion to combat this crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and

1

LETTER TO SHAREHOLDERS continued

Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

6-month return with sales charge	-25.19%	-24.86%	-21.58%	N/A

6-month return w/o sales charge	-20.62%	-20.91%	-20.79%	-20.55%

Average annual return*

1-year with sales charge	-26.54%	-26.42%	-23.33%	N/A

1-year w/o sales charge	-22.03%	-22.55%	-22.55%	-21.84%

5-year	-3.12%	-3.04%	-2.65%	-1.67%

10-year	-2.83%	-2.97%	-2.97%	-2.03%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class B, one of the original classes offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	10/1/2008	3/31/2009	During Period*

Actual
Class A	$1,000.00	$793.81	$5.05
Class B	$1,000.00	$790.91	$8.39
Class C	$1,000.00	$792.11	$8.40
Class I	$1,000.00	$794.54	$3.94
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.30	$5.69
Class B	$1,000.00	$1,015.56	$9.45
Class C	$1,000.00	$1,015.56	$9.45
Class I	$1,000.00	$1,020.54	$4.43

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.13% for Class A, 1.88% for Class B, 1.88% for Class C and 0.88% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.20	$8.50	$6.96	$6.66	$5.96	$5.52

Income from investment operations
Net investment income (loss)	0.03 [1]	0.03 [1]	0.01 [1]	0 [1]	0.01 [1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	(1.51)	(1.33)	1.53	0.31	0.69	0.46

Total from investment operations	(1.48)	(1.30)	1.54	0.31	0.70	0.44

Distributions to shareholders from
Net investment income	(0.04)	0 [2]	0	(0.01)	0	0

Net asset value, end of period	$5.68	$7.20	$8.50	$6.96	$6.66	$5.96

Total return[3]	(20.62)%	(15.25)%	22.13%	4.65%	11.74%	7.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$209,694	$276,771	$361,051	$341,511	$370,926	$399,769
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%[4]	1.07%	1.10%	1.14%	1.15%	1.18%
Expenses excluding waivers/reimbursements and expense reductions	1.13%[4]	1.09%	1.12%	1.14%	1.15%	1.18%
Net investment income (loss)	1.09%[4]	0.44%	0.10%	(0.01)%	0.18%	(0.36)%
Portfolio turnover rate	10%	39%	21%	117%	120%	106%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.60	$7.85	$6.47	$6.23	$5.61	$5.23

Income from investment operations
Net investment income (loss)	0.01 [1]	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.03)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	(1.39)	(1.23)	1.42	0.29	0.65	0.44

Total from investment operations	(1.38)	(1.25)	1.38	0.24	0.62	0.38

Net asset value, end of period	$5.22	$6.60	$7.85	$6.47	$6.23	$5.61

Total return[2]	(20.91)%	(15.92)%	21.33%	3.85%	11.05%	7.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,216	$10,489	$16,694	$17,986	$21,949	$27,068
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.88%[3]	1.81%	1.82%	1.84%	1.85%	1.88%
Expenses excluding waivers/reimbursements and expense reductions	1.88%[3]	1.81%	1.82%	1.84%	1.85%	1.88%
Net investment income (loss)	0.32%[3]	(0.31)%	(0.61)%	(0.71)%	(0.50)%	(1.07)%
Portfolio turnover rate	10%	39%	21%	117%	120%	106%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.59	$7.84	$6.47	$6.23	$5.61	$5.24

Income from investment operations
Net investment income (loss)	0.02	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.03)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	(1.39)	(1.23)	1.41	0.29	0.65	0.43

Total from investment operations	(1.37)	(1.25)	1.37	0.24	0.62	0.37

Net asset value, end of period	$5.22	$6.59	$7.84	$6.47	$6.23	$5.61

Total return[2]	(20.79)%	(15.94)%	21.17%	3.85%	11.05%	7.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,200	$10,046	$10,058	$8,397	$8,799	$8,778
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.88%[3]	1.82%	1.82%	1.84%	1.85%	1.88%
Expenses excluding waivers/reimbursements and expense reductions	1.88%[3]	1.82%	1.82%	1.84%	1.85%	1.88%
Net investment income (loss)	0.32%[3]	(0.30)%	(0.61)%	(0.71)%	(0.53)%	(1.06)%
Portfolio turnover rate	10%	39%	21%	117%	120%	106%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.22	$8.53	$6.96	$6.67	$5.94	$5.49

Income from investment operations
Net investment income (loss)	0.04 [1]	0.05 [1]	0.03 [1]	0.02 [1]	0.03 [1]	0 [1]
Net realized and unrealized gains or losses on investments	(1.52)	(1.33)	1.54	0.30	0.70	0.45

Total from investment operations	(1.48)	(1.28)	1.57	0.32	0.73	0.45

Distributions to shareholders from
Net investment income	(0.06)	(0.03)	0	(0.03)	0	0

Net asset value, end of period	$5.68	$7.22	$8.53	$6.96	$6.67	$5.94

Total return	(20.55)%	(15.07)%	22.56%	4.81%	12.29%	8.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,518	$6,321	$11,197	$13,605	$14,685	$15,323
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%[2]	0.81%	0.82%	0.84%	0.85%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.88%[2]	0.81%	0.82%	0.84%	0.85%	0.88%
Net investment income (loss)	1.30%[2]	0.68%	0.39%	0.29%	0.49%	(0.05)%
Portfolio turnover rate	10%	39%	21%	117%	120%	106%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 15.5%
Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	67,811	$1,464,718

Internet & Catalog Retail 6.9%
Amazon.com, Inc. * ρ	213,751	15,697,873

Media 2.4%
Omnicom Group, Inc. ρ	231,613	5,419,744

Multiline Retail 0.9%
Target Corp.	59,900	2,059,961

Specialty Retail 2.9%
Home Depot, Inc.	190,300	4,483,468
Lowe’s Cos.	123,100	2,246,575

		6,730,043

Textiles, Apparel & Luxury Goods 1.8%
Timberland Co., Class A *	338,400	4,040,496

CONSUMER STAPLES 8.8%
Beverages 4.6%
Coca-Cola Co.	159,466	7,008,531
Diageo plc, ADR	76,340	3,416,215

		10,424,746

Household Products 4.2%
Clorox Co.	96,988	4,992,942
Procter & Gamble Co.	99,435	4,682,394

		9,675,336

ENERGY 6.0%
Energy Equipment & Services 1.8%
Schlumberger, Ltd.	58,200	2,364,084
Weatherford International, Ltd. *	165,800	1,835,406

		4,199,490

Oil, Gas & Consumable Fuels 4.2%
Chevron Corp.	86,299	5,802,745
ConocoPhillips	96,919	3,795,348

		9,598,093

FINANCIALS 8.9%
Capital Markets 2.2%
Legg Mason, Inc. ρ	321,148	5,106,253

Consumer Finance 5.7%
Visa, Inc., Class A	232,500	12,927,000

Insurance 1.0%
Marsh & McLennan Cos.	118,748	2,404,647

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 22.8%
Biotechnology 8.5%
Amgen, Inc. *	160,000	$7,923,200
Biogen Idec, Inc. *	217,855	11,419,959

		19,343,159

Health Care Equipment & Supplies 3.5%
Medtronic, Inc.	164,847	4,858,041
Zimmer Holdings, Inc. *	86,219	3,146,994

		8,005,035

Health Care Providers & Services 2.4%
WellPoint, Inc. *	141,523	5,373,628

Pharmaceuticals 8.4%
Bristol-Myers Squibb Co.	252,953	5,544,730
Merck & Co., Inc.	219,708	5,877,189
Novartis AG, ADR	208,623	7,892,208

		19,314,127

INDUSTRIALS 6.5%
Air Freight & Logistics 5.5%
Expeditors International of Washington, Inc.	237,700	6,724,533
United Parcel Service, Inc., Class B ρ	118,200	5,817,804

		12,542,337

Industrial Conglomerates 1.0%
General Electric Co.	93,016	940,392
Tyco International, Ltd.	68,761	1,344,965

		2,285,357

INFORMATION TECHNOLOGY 30.4%
Communications Equipment 7.3%
Cisco Systems, Inc. * ρ	476,700	7,994,259
QUALCOMM, Inc.	222,158	8,644,168

		16,638,427

Internet Software & Services 5.7%
Google, Inc., Class A *	37,580	13,080,095

IT Services 1.9%
Automatic Data Processing, Inc.	123,493	4,342,014

Semiconductors & Semiconductor Equipment 4.4%
Altera Corp. ρ	512,314	8,991,111
Texas Instruments, Inc.	71,742	1,184,460

		10,175,571

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 11.1%
FactSet Research Systems, Inc. ρ	155,600	$7,778,444
Microsoft Corp.	317,399	5,830,619
Oracle Corp. *	647,628	11,702,638

		25,311,701

Total Common Stocks (cost $276,253,084)		226,159,851

SHORT-TERM INVESTMENTS 16.7%
MUTUAL FUND SHARES 16.7%
BGI Prime Money Market Fund, Premium Class, 0.40% q ρρ	17,907	17,907
BlackRock Liquidity TempFund, Institutional Class, 0.60% q ρρ	28,735,128	28,735,128
Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ρρ	7,763,517	7,763,517
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.40 % q ø	1,508,691	1,508,691
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.09% q ρρ	120,809	120,809

Total Short-Term Investments (cost $38,146,052)		38,146,052

Total Investments (cost $314,399,136) 115.6%		264,305,903
Other Assets and Liabilities (15.6%)		(35,678,045)

Net Assets 100.0%		$228,627,858

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2009:

Information Technology	30.7%
Health Care	23.0%
Consumer Discretionary	15.7%
Financials	9.0%
Consumer Staples	8.9%
Industrials	6.6%
Energy	6.1%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $305,126,928) including $36,722,956 of securities loaned	$255,033,695
Investments in affiliated issuers, at value (cost $9,272,208)	9,272,208

Total investments	264,305,903
Segregated cash	63,707
Receivable for Fund shares sold	325,329
Dividends receivable	729,196
Receivable for securities lending income	36,495
Prepaid expenses and other assets	91,065

Total assets	265,551,695

Liabilities
Payable for Fund shares redeemed	170,092
Payable for securities on loan	36,701,068
Advisory fee payable	3,134
Distribution Plan expenses payable	1,824
Due to other related parties	3,358
Trustees’ fees and expenses payable	26,271
Accrued expenses and other liabilities	18,090

Total liabilities	36,923,837

Net assets	$228,627,858

Net assets represented by
Paid-in capital	$345,877,699
Undistributed net investment income	1,171,787
Accumulated net realized losses on investments	(68,328,395)
Net unrealized losses on investments	(50,093,233)

Total net assets	$228,627,858

Net assets consists of
Class A	$209,693,577
Class B	7,216,291
Class C	8,200,475
Class I	3,517,515

Total net assets	$228,627,858

Shares outstanding (unlimited number of shares authorized)
Class A	36,927,456
Class B	1,383,209
Class C	1,572,090
Class I	619,167

Net asset value per share
Class A	$5.68
Class A — Offering price (based on sales charge of 5.75%)	$6.03
Class B	$5.22
Class C	$5.22
Class I	$5.68

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $56,016)	$2,367,197
Securities lending	200,465
Income from affiliated issuers	8,186

Total investment income	2,575,848

Expenses
Advisory fee	592,355
Distribution Plan expenses
Class A	265,143
Class B	38,417
Class C	40,705
Administrative services fee	116,148
Transfer agent fees	217,498
Trustees’ fees and expenses	2,601
Printing and postage expenses	26,892
Custodian and accounting fees	29,487
Registration and filing fees	20,066
Professional fees	16,854
Other	4,749

Total expenses	1,370,915
Less: Expense reductions	(262)
Fee waivers	(112)

Net expenses	1,370,541

Net investment income	1,205,307

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(5,902,245)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(58,096,735)

Net realized and unrealized gains or losses on investments	(63,998,980)

Net decrease in net assets resulting from operations	$(62,793,673)

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009		Year Ended
	(unaudited)		September 30, 2008

Operations
Net investment income		$1,205,307		$1,378,972
Net realized gains or losses on investments		(5,902,245)		9,145,566
Net change in unrealized gains or losses on investments		(58,096,735)		(69,414,753)

Net decrease in net assets resulting from operations		(62,793,673)		(58,890,215)

Distributions to shareholders from
Net investment income
Class A		(1,331,237)		(196,570)
Class I		(42,823)		(37,174)

Total distributions to shareholders		(1,374,060)		(233,744)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,021,569	5,736,596	939,822	7,395,702
Class B	215,091	1,108,697	231,826	1,683,290
Class C	680,554	3,550,623	482,928	3,623,787
Class I	110,028	633,831	260,591	1,982,028

		11,029,747		14,684,807

Net asset value of shares issued in reinvestment of distributions
Class A	200,939	1,141,331	20,184	168,534
Class I	1,223	6,945	410	3,431

		1,148,276		171,965

Automatic conversion of Class B shares to Class A shares
Class A	137,190	771,798	283,664	2,206,226
Class B	(149,500)	(771,798)	(308,364)	(2,206,226)

		0		0

Payment for shares redeemed
Class A	(2,889,325)	(16,321,217)	(5,254,215)	(40,872,573)
Class B	(272,881)	(1,397,193)	(460,907)	(3,269,287)
Class C	(631,908)	(3,255,140)	(241,656)	(1,697,923)
Class I	(367,744)	(2,036,971)	(698,012)	(5,265,260)

		(23,010,521)		(51,105,043)

Net decrease in net assets resulting from capital share transactions		(10,832,498)		(36,248,271)

Total decrease in net assets		(75,000,231)		(95,372,230)
Net assets
Beginning of period		303,628,089		399,000,319

End of period		$228,627,858		$303,628,089

Undistributed net investment income		$1,171,787		$1,340,540

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase. For the six months ended March 31, 2009, the advisory fee was equivalent to an annual rate of 0.51% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $112.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended March 31, 2009, the Fund paid brokerage commissions of $57,235 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended March 31, 2009, EIS received $3,715 from the sale of Class A shares and $11,346 and $421 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $23,787,717 and $35,175,340, respectively, for the six months ended March 31, 2009.

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$264,305,903
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$264,305,903

During the six months ended March 31, 2009, the Fund loaned securities to certain brokers and earned $200,465, net of $22,167 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2009, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to $36,722,956 and $36,701,068, respectively. Any additional collateral required when the total value of collateral received is not sufficient to cover the value of the securities on loan due to market fluctuations is received the following business day.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $315,202,460. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,007,346 and $65,903,903, respectively, with a net unrealized depreciation of $50,896,557.

As of September 30, 2008, the Fund had $62,255,495 in capital loss carryovers for federal income tax purposes with $24,379,268 expiring in 2010 and $37,876,227 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2009, the Fund had no borrowings.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

22

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $212,561,689 of net assets outstanding of which $121,839,581 (57.32%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$110,952,883
Net assets voted “Against”	$4,891,074
Net assets voted “Abstain”	$5,995,624

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566380 rv6 05/2009

Evergreen Mid Cap Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Mid Cap Growth Fund for the six-month period ended March 31, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis. The selling spared few equity categories. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets were affected by weakness in economic data and corporate profits. International markets were hit hard as economies in both developed and emerging countries remained weak. The fixed income markets continued to worry about deflation, as evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending have also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve, Treasury, Federal Deposit Insurance Corp. and Federal Housing Administration have allocated more than $11 trillion to combat this crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and

LETTER TO SHAREHOLDERS continued

Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

FUND AT A GLANCE

as of March 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Kenneth J. Doerr; Robert C. Junkin, CPA; Lori S. Evans; Julian J. Johnson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

Class inception date	Class A 1/20/1998	Class B 9/11/1935	Class C 1/26/1998	Class I 1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

6-month return with sales charge	-34.60%	-34.16%	-31.42%	N/A

6-month return w/o sales charge	-30.62%	-30.73%	-30.73%	-30.49%

Average annual return*

1-year with sales charge	-43.63%	-43.52%	-41.16%	N/A

1-year w/o sales charge	-40.19%	-40.57%	-40.57%	-40.01%

5-year	-7.67%	-7.55%	-7.15%	-6.29%

10-year	0.08%	-0.03%	-0.02%	0.94%

Maximum sales charge	5.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$693.75	$4.22
Class B	$1,000.00	$692.69	$7.39
Class C	$1,000.00	$692.69	$7.39
Class I	$1,000.00	$695.13	$3.09
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.95	$5.04
Class B	$1,000.00	$1,016.21	$8.80
Class C	$1,000.00	$1,016.21	$8.80
Class I	$1,000.00	$1,021.29	$3.68

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$4.94	$7.01	$5.55	$5.44	$4.65	$4.25

Income from investment operations
Net investment income (loss)	0.01	(0.01)[1]	(0.01)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gains or losses on investments	(1.52)	(1.80)	1.47	0.13	0.82	0.43

Total from investment operations	(1.51)	(1.81)	1.46	0.11	0.79	0.40

Distributions to shareholders from
Net investment income	(0.05)	(0.09)	0	0	0	0
Net realized gains	(0.03)	(0.17)	0	0	0	0

Total distributions to shareholders	(0.08)	(0.26)	0	0	0	0

Net asset value, end of period	$3.35	$4.94	$7.01	$5.55	$5.44	$4.65

Total return[2]	(30.62)%	(26.74)%	26.31%	2.02%	16.99%	9.41%

Ratios and supplemental data
Net assets, end of period (millions)	$231	$354	$540	$506	$564	$549
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[3]	0.93%	1.06%	1.09%	1.13%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.21%[3]	1.05%	1.07%	1.09%	1.13%	1.16%
Net investment income (loss)	0.31%[3]	(0.14)%	(0.36)%	(0.34)%	(0.68)%	(0.75)%
Portfolio turnover rate	18%	114%	89%	110%	141%	140%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$4.53	$6.45	$5.15	$5.08	$4.37	$4.02

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.05)[1]	(0.06)[1]	(0.05)[1]	(0.07)[1]	(0.08)
Net realized and unrealized gains or losses on investments	(1.38)	(1.67)	1.36	0.12	0.78	0.43

Total from investment operations	(1.39)	(1.72)	1.30	0.07	0.71	0.35

Distributions to shareholders from
Net investment income	0	(0.03)	0	0	0	0
Net realized gains	(0.03)	(0.17)	0	0	0	0

Total distributions to shareholders	(0.03)	(0.20)	0	0	0	0

Net asset value, end of period	$3.11	$4.53	$6.45	$5.15	$5.08	$4.37

Total return[2]	(30.73)%	(27.41)%	25.24%	1.38%	16.25%	8.71%

Ratios and supplemental data
Net assets, end of period (millions)	$7	$11	$21	$21	$27	$30
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%[3]	1.68%	1.78%	1.79%	1.83%	1.86%
Expenses excluding waivers/reimbursements and expense reductions	1.96%[3]	1.78%	1.78%	1.79%	1.83%	1.86%
Net investment income (loss)	(0.44)%[3]	(0.89)%	(1.08)%	(1.04)%	(1.38)%	(1.45)%
Portfolio turnover rate	18%	114%	89%	110%	141%	140%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$4.53	$6.45	$5.15	$5.08	$4.37	$4.02

Income from investment operations
Net investment income (loss)	(0.01)[1]	(0.05)[1]	(0.06)[1]	(0.05)[1]	(0.07)[1]	(0.07)
Net realized and unrealized gains or losses on investments	(1.38)	(1.66)	1.36	0.12	0.78	0.42

Total from investment operations	(1.39)	(1.71)	1.30	0.07	0.71	0.35

Distributions to shareholders from
Net investment income	0	(0.04)	0	0	0	0
Net realized gains	(0.03)	(0.17)	0	0	0	0

Total distributions to shareholders	(0.03)	(0.21)	0	0	0	0

Net asset value, end of period	$3.11	$4.53	$6.45	$5.15	$5.08	$4.37

Total return[2]	(30.73)%	(27.26)%	25.24%	1.38%	16.25%	8.71%

Ratios and supplemental data
Net assets, end of period (millions)	$3	$5	$7	$6	$7	$8
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%[3]	1.68%	1.78%	1.79%	1.83%	1.86%
Expenses excluding waivers/reimbursements and expense reductions	1.96%[3]	1.78%	1.78%	1.79%	1.83%	1.86%
Net investment income (loss)	(0.43)%[3]	(0.89)%	(1.09)%	(1.04)%	(1.38)%	(1.45)%
Portfolio turnover rate	18%	114%	89%	110%	141%	140%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

		2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.10	$7.24	$5.72	$5.59	$4.76	$4.33

Income from investment operations
Net investment income (loss)	0.01 [1]	0.01 [1]	0 [1]	(0.01)	(0.02)	(0.02)[1]
Net realized and unrealized gains or losses on investments	(1.56)	(1.87)	1.52	0.14	0.85	0.45

Total from investment operations	(1.55)	(1.86)	1.52	0.13	0.83	0.43

Distributions to shareholders from
Net investment income	(0.07)	(0.11)	0	0	0	0
Net realized gains	(0.03)	(0.17)	0	0	0	0

Total distributions to shareholders	(0.10)	(0.28)	0	0	0	0

Net asset value, end of period	$3.45	$5.10	$7.24	$5.72	$5.59	$4.76

Total return	(30.49)%	(26.62)%	26.57%	2.33%	17.44%	9.93%

Ratios and supplemental data
Net assets, end of period (millions)	$26	$77	$94	$114	$86	$41
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.73%[2]	0.69%	0.78%	0.79%	0.83%	0.86%
Expenses excluding waivers/reimbursements and expense reductions	0.94%[2]	0.79%	0.78%	0.79%	0.83%	0.86%
Net investment income (loss)	0.58%[2]	0.10%	(0.08)%	(0.03)%	(0.38)%	(0.42)%
Portfolio turnover rate	18%	114%	89%	110%	141%	140%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 14.7%
Diversified Consumer Services 3.1%
American Public Education, Inc. *	84,600	$3,558,276
Strayer Education, Inc. ρ	25,900	4,658,633

		8,216,909

Hotels, Restaurants & Leisure 0.6%
WMS Industries, Inc. ρ *	78,600	1,643,526

Internet & Catalog Retail 1.2%
priceline.com, Inc. ρ *	39,200	3,088,176

Media 1.4%
Marvel Entertainment, Inc. *	85,000	2,256,750
McGraw-Hill Cos.	65,900	1,507,133

		3,763,883

Specialty Retail 6.3%
Advance Auto Parts, Inc.	60,500	2,485,340
Aeropostale, Inc. *	96,800	2,571,008
AutoZone, Inc. *	23,600	3,837,832
GameStop Corp., Class A *	84,400	2,364,888
PetSmart, Inc.	121,700	2,550,832
Ross Stores, Inc.	79,500	2,852,460

		16,662,360

Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc. *	160,722	2,684,057
Deckers Outdoor Corp. *	28,400	1,506,336
Hanesbrands, Inc. *	160,600	1,536,942

		5,727,335

CONSUMER STAPLES 5.5%
Food & Staples Retailing 1.5%
Sysco Corp.	176,300	4,019,640

Household Products 2.1%
Church & Dwight Co.	73,100	3,818,013
Energizer Holdings, Inc. *	34,100	1,694,429

		5,512,442

Personal Products 1.9%
Alberto-Culver Co.	169,800	3,839,178
Chattem, Inc. *	22,000	1,233,100

		5,072,278

ENERGY 11.2%
Energy Equipment & Services 5.2%
Cameron International Corp. ρ *	159,000	3,486,870
Diamond Offshore Drilling, Inc. ρ	42,700	2,684,122

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
National Oilwell Varco, Inc. *	79,900	$2,293,929
Oceaneering International, Inc. *	103,900	3,830,793
Smith International, Inc. ρ	74,000	1,589,520

		13,885,234

Oil, Gas & Consumable Fuels 6.0%
Continental Resources, Inc. ρ *	108,100	2,292,801
Denbury Resources, Inc. *	220,400	3,275,144
Foundation Coal Holdings, Inc.	72,200	1,036,070
Range Resources Corp. ρ	117,500	4,836,300
Southwestern Energy Co. *	153,900	4,569,291

		16,009,606

FINANCIALS 4.6%
Capital Markets 2.3%
Greenhill & Co.	41,100	3,035,235
Northern Trust Corp.	51,400	3,074,748

		6,109,983

Commercial Banks 0.4%
PNC Financial Services Group, Inc.	40,500	1,186,245

Insurance 0.7%
Axis Capital Holdings, Ltd.	79,700	1,796,438

Real Estate Investment Trusts (REITs) 1.2%
Plum Creek Timber Co., Inc. ρ	63,500	1,845,945
Taubman Centers, Inc. ρ	73,200	1,247,328

		3,093,273

HEALTH CARE 13.3%
Biotechnology 3.7%
Alexion Pharmaceuticals, Inc. *	36,900	1,389,654
Celgene Corp. ρ *	81,900	3,636,360
Cephalon, Inc. ρ *	70,200	4,780,620

		9,806,634

Health Care Equipment & Supplies 6.2%
Becton, Dickinson & Co.	36,800	2,474,432
C.R. Bard, Inc.	31,500	2,511,180
Edwards Lifesciences Corp. *	45,300	2,746,539
Hologic, Inc. *	164,000	2,146,760
St. Jude Medical, Inc.	55,900	2,030,847
STERIS Corp.	61,600	1,434,048
Varian Medical Systems, Inc. *	107,800	3,281,432

		16,625,238

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.3%
Henry Schein, Inc. *	42,100	$1,684,421
Medco Health Solutions, Inc. *	43,800	1,810,692

		3,495,113

Pharmaceuticals 2.1%
Allergan, Inc.	78,900	3,768,264
Forest Laboratories, Inc. *	79,500	1,745,820

		5,514,084

INDUSTRIALS 19.6%
Aerospace & Defense 1.9%
Alliant Techsystems, Inc. *	30,600	2,049,588
Goodrich Corp.	80,700	3,057,723

		5,107,311

Commercial Services & Supplies 1.4%
Clean Harbors, Inc. ρ *	48,600	2,332,800
Republic Services, Inc.	75,900	1,301,685

		3,634,485

Construction & Engineering 1.9%
EMCOR Group, Inc. *	103,400	1,775,378
Granite Construction, Inc. ρ	88,200	3,305,736

		5,081,114

Electrical Equipment 4.2%
Acuity Brands, Inc.	68,200	1,537,228
Ametek, Inc.	65,700	2,054,439
Cooper Industries, Inc.	92,800	2,399,808
First Solar, Inc. ρ	9,600	1,273,920
GrafTech International, Ltd. *	172,200	1,060,752
Roper Industries, Inc.	66,500	2,822,925

		11,149,072

Industrial Conglomerates 0.5%
McDermott International, Inc. *	101,200	1,355,068

Machinery 4.9%
Cummins, Inc.	69,400	1,766,230
Flowserve Corp.	27,500	1,543,300
ITT Corp.	122,800	4,724,116
Joy Global, Inc.	69,400	1,478,220
SPX Corp.	27,000	1,269,270
Valmont Industries, Inc.	43,800	2,199,198

		12,980,334

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Marine 0.9%
Kirby Corp. *	94,700	$2,522,808

Professional Services 0.9%
FTI Consulting, Inc. *	51,527	2,549,556

Road & Rail 1.8%
Landstar System, Inc.	87,600	2,931,972
Norfolk Southern Corp.	52,300	1,765,125

		4,697,097

Trading Companies & Distributors 1.2%
W.W. Grainger, Inc.	46,400	3,256,352

INFORMATION TECHNOLOGY 18.8%
Communications Equipment 4.0%
Adtran, Inc.	101,700	1,648,557
F5 Networks, Inc. *	162,728	3,409,152
NICE-Systems, Ltd., ADS ρ *	225,000	5,593,500

		10,651,209

Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	77,100	2,196,579

Internet Software & Services 0.9%
SINA Corp. *	106,700	2,480,775

IT Services 5.3%
Accenture, Ltd., Class A	83,700	2,300,913
Cognizant Technology Solutions Corp., Class A *	180,600	3,754,674
Global Payments, Inc. ρ	84,400	2,819,804
NeuStar, Inc., Class A *	125,300	2,098,775
SAIC, Inc. *	167,200	3,121,624

		14,095,790

Semiconductors & Semiconductor Equipment 4.0%
Altera Corp.	188,900	3,315,195
Broadcom Corp., Class A *	204,400	4,083,912
Marvell Technology Group, Ltd. *	359,300	3,291,188

		10,690,295

Software 3.8%
Ansys, Inc. *	182,100	4,570,710
Autodesk, Inc. *	102,900	1,729,749
McAfee, Inc. *	53,200	1,782,200
Shanda Interactive Entertainment, Ltd., ADR ρ *	49,000	1,936,970

		10,019,629

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 6.4%
Chemicals 5.4%
Agrium, Inc. ρ	72,600	$2,598,354
Airgas, Inc.	64,700	2,187,507
Calgon Carbon Corp. *	171,800	2,434,406
Celanese Corp., Ser. A	113,200	1,513,484
CF Industries Holdings, Inc.	53,000	3,769,890
Potash Corporation of Saskatchewan, Inc., ADR	22,900	1,850,549

		14,354,190

Metals & Mining 1.0%
Nucor Corp.	33,500	1,278,695
Steel Dynamics, Inc.	78,300	689,823
United States Steel Corp.	31,700	669,821

		2,638,339

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 0.6%
Qwest Communications International, Inc. ρ	484,200	1,655,964

Wireless Telecommunication Services 2.3%
American Tower Corp., Class A *	122,400	3,724,632
Syniverse Holdings, Inc. *	158,500	2,497,960

		6,222,592

UTILITIES 1.6%
Electric Utilities 0.5%
Entergy Corp.	20,000	1,361,800

Independent Power Producers & Energy Traders 0.4%
AES Corp. *	170,100	988,281

Multi-Utilities 0.7%
CMS Energy Corp. ρ	167,000	1,977,280

Total Common Stocks (cost $370,671,338)		262,894,317

SHORT-TERM INVESTMENTS 17.6%
MUTUAL FUND SHARES 17.6%

Evergreen Institutional Money Market Fund, Class I, 0.76% q ø ρρ (cost $46,840,594)	46,840,594	46,840,594

Total Investments (cost $417,511,932) 116.2%		309,734,911
Other Assets and Liabilities (16.2%)		(43,224,104)

Net Assets 100.0%		$266,510,807

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

The following table shows the percent of total long-term investments by sector as of March 31, 2009:

Industrials	19.9%
Information Technology	19.1%
Consumer Discretionary	14.8%
Health Care	13.5%
Energy	11.4%
Materials	6.5%
Consumer Staples	5.6%
Financials	4.6%
Telecommunication Services	3.0%
Utilities	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $370,671,338) including $41,059,037 of securities loaned	$262,894,317
Investments in affiliated issuers, at value (cost $46,840,594)	46,840,594

Total investments	309,734,911
Receivable for Fund shares sold	138,843
Dividends receivable	180,891
Receivable for securities lending income	23,130
Prepaid expenses and other assets	78,742

Total assets	310,156,517

Liabilities
Payable for Fund shares redeemed	185,446
Payable for securities on loan	43,327,829
Advisory fee payable	3,132
Distribution Plan expenses payable	1,834
Due to other related parties	2,425
Trustees’ fees and expenses payable	36,262
Printing and postage expenses payable	39,972
Accrued expenses and other liabilities	48,810

Total liabilities	43,645,710

Net assets	$266,510,807

Net assets represented by
Paid-in capital	$439,967,713
Undistributed net investment income	400,877
Accumulated net realized losses on investments	(66,080,762)
Net unrealized losses on investments	(107,777,021)

Total net assets	$266,510,807

Net assets consists of
Class A	$231,180,340
Class B	6,611,478
Class C	2,933,739
Class I	25,785,250

Total net assets	$266,510,807

Shares outstanding (unlimited number of shares authorized)
Class A	68,940,528
Class B	2,125,820
Class C	944,193
Class I	7,476,108

Net asset value per share
Class A	$3.35
Class A — Offering price (based on sales charge of 5.75%)	$3.55
Class B	$3.11
Class C	$3.11
Class I	$3.45

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2009 (unaudited)

Investment income
Dividends	$1,510,156
Securities lending	319,954
Income from affiliated issuers	47,278

Total investment income	1,877,388

Expenses
Advisory fee	732,420
Distribution Plan expenses
Class A	305,009
Class B	36,815
Class C	15,070
Administrative services fee	143,612
Transfer agent fees	339,962
Trustees’ fees and expenses	2,614
Printing and postage expenses	41,847
Custodian and accounting fees	37,271
Registration and filing fees	26,169
Professional fees	49,268
Other	6,501

Total expenses	1,736,558
Less: Expense reductions	(342)
Fee waivers	(304,157)

Net expenses	1,432,059

Net investment income	445,329

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(63,174,217)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(68,795,002)

Net realized and unrealized gains or losses on investments	(131,969,219)

Net decrease in net assets resulting from operations	$(131,523,890)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009		Year Ended
	(unaudited)		September 30, 2008

Operations
Net investment income (loss)		$445,329		$(725,712)
Net realized gains or losses on investments		(63,174,217)		15,088,379
Net change in unrealized gains or losses on investments		(68,795,002)		(193,236,042)

Net decrease in net assets resulting from operations		(131,523,890)		(178,873,375)

Distributions to shareholders from
Net investment income
Class A		(3,594,908)		(6,489,910)
Class B		0		(88,869)
Class C		0		(49,653)
Class I		(534,242)		(2,470,873)
Net realized gains
Class A		(1,954,848)		(13,134,151)
Class B		(64,846)		(537,941)
Class C		(27,093)		(203,157)
Class I		(216,273)		(3,449,860)

Total distributions to shareholders		(6,392,210)		(26,424,414)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	554,984	1,911,659	1,026,034	6,439,997
Class B	118,455	382,066	194,763	1,110,981
Class C	141,984	456,242	260,755	1,497,699
Class I	1,550,966	5,572,461	19,869,125	136,130,866

		8,322,428		145,179,543

Net asset value of shares issued in reinvestment of distributions
Class A	1,356,780	4,672,373	2,516,161	16,535,807
Class B	19,649	60,911	96,125	577,923
Class C	7,261	22,509	34,539	207,886
Class I	74,993	266,504	326,722	2,220,518

		5,022,297		19,542,134

Automatic conversion of Class B shares to Class A shares
Class A	150,526	521,565	394,919	2,428,976
Class B	(162,767)	(521,565)	(429,067)	(2,428,976)

		0		0

Payment for shares redeemed
Class A	(4,768,425)	(16,665,229)	(9,374,076)	(58,330,604)
Class B	(347,025)	(1,128,399)	(612,675)	(3,499,431)
Class C	(236,113)	(752,212)	(423,081)	(2,318,535)
Class I	(9,262,388)	(37,016,494)	(18,052,205)	(111,361,997)

		(55,562,334)		(175,510,567)

Net decrease in net assets resulting from capital share transactions		(42,217,609)		(10,788,890)

Total decrease in net assets		(180,133,709)		(216,086,679)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	March 31, 2009	Year Ended
	(unaudited)	September 30, 2008

Net assets
Beginning of period	$446,644,516	$662,731,195

End of period	$266,510,807	$446,644,516

Undistributed net investment income	$400,877	$4,084,698

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended March 31, 2009, the advisory fee was equivalent to an annual rate of 0.51% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $304,157.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2009,

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended March 31, 2009, the Fund paid brokerage commissions of $21,498 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended March 31, 2009, EIS received $1,529 from the sale of Class A shares and $10,405 and $74 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $53,883,723 and $91,899,106, respectively, for the six months ended March 31, 2009.

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$309,734,911
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$309,734,911

During the year ended March 31, 2009, the Fund loaned securities to certain brokers and earned $319,954, net of $34,225 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to to $41,059,037 and $43,327,829, respectively.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $418,029,495. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,690,391 and $121,984,975, respectively, with a net unrealized depreciation of $108,294,584.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2008, the Fund incurred and elected to defer post-October losses of $1,681,675.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $260,926,303 of net assets outstanding of which $138,961,249 (53.26%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new Investment Advisory Agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$126,573,940
Net assets voted “Against”	$5,351,437
Net assets voted “Abstain”	$7,035,872

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

569842 rv5 05/2009

Evergreen Omega Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Omega Fund for the six-month period ended March 31, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis. The selling spared few equity categories. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets were affected by weakness in economic data and corporate profits. International markets were hit hard as economies in both developed and emerging countries remained weak. The fixed income markets continued to worry about deflation, as evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending have also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve, Treasury, Federal Deposit Insurance Corp. and Federal Housing Administration have allocated more than $11 trillion to combat this crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and

1

LETTER TO SHAREHOLDERS continued

Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

Effective after the close of business on June 30, 2009, Class B shares of the Fund will be closed to new accounts and additional purchases by existing shareholders. After the close of business on June 30, 2009, existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Aziz Hamzaogullari, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

Class inception date	Class A 4/29/1968	Class B 8/2/1993	Class C 8/2/1993	Class I 1/13/1997	Class R 10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

6-month return with sales charge	-24.59%	-24.27%	-21.10%	N/A	N/A

6-month return w/o sales charge	-19.99%	-20.28%	-20.30%	-19.89%	-20.08%

Average annual return*

1-year with sales charge	-24.70%	-24.68%	-21.50%	N/A	N/A

1-year w/o sales charge	-20.11%	-20.72%	-20.71%	-19.92%	-20.32%

5-year	-3.39%	-3.32%	-2.93%	-1.95%	-2.44%

10-year	-1.45%	-1.58%	-1.58%	-0.59%	-0.97%

Maximum sales charge	5.75% Front-end	5.00% CDSC	1.00% CDSC	N/A	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$800.07	$6.10
Class B	$1,000.00	$797.21	$9.45
Class C	$1,000.00	$796.96	$9.45
Class I	$1,000.00	$801.07	$4.98
Class R	$1,000.00	$799.18	$7.22
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.15	$6.84
Class B	$1,000.00	$1,014.41	$10.60
Class C	$1,000.00	$1,014.41	$10.60
Class I	$1,000.00	$1,019.40	$5.59
Class R	$1,000.00	$1,016.90	$8.10

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.36% for Class A, 2.11% for Class B, 2.11% for Class C, 1.11% for Class I and 1.61% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$27.26	$31.44	$25.60	$25.54	$23.00	$21.07

Income from investment operations
Net investment income (loss)	0.13 [1]	0.05 [1]	(0.11)[1]	(0.15)[1]	(0.12)[1]	(0.22)
Net realized and unrealized gains or losses on investments	(5.58)	(4.23)	5.95	0.21	2.66	2.15

Total from investment operations	(5.45)	(4.18)	5.84	0.06	2.54	1.93

Net asset value, end of period	$21.81	$27.26	$31.44	$25.60	$25.54	$23.00

Total return[2]	(19.99)%	(13.30)%	22.81%	0.23%	11.04%	9.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$349,852	$465,952	$595,296	$520,421	$449,639	$485,315
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[3]	1.37%	1.40%	1.42%	1.44%	1.49%
Expenses excluding waivers/reimbursements and expense reductions	1.55%[3]	1.44%	1.46%	1.51%	1.48%	1.51%
Net investment income (loss)	1.27%[3]	0.16%	(0.38)%	(0.57)%	(0.49)%	(0.92)%
Portfolio turnover rate	11%	44%	23%	128%	134%	159%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.62	$27.45	$22.51	$22.62	$20.51	$18.92

Income from investment operations
Net investment income (loss)	0.05 [1]	(0.15)[1]	(0.27)[1]	(0.29)[1]	(0.25)[1]	(0.34)[1]
Net realized and unrealized gains or losses on investments	(4.84)	(3.68)	5.21	0.18	2.36	1.93

Total from investment operations	(4.79)	(3.83)	4.94	(0.11)	2.11	1.59

Net asset value, end of period	$18.83	$23.62	$27.45	$22.51	$22.62	$20.51

Total return[2]	(20.28)%	(13.95)%	21.95%	(0.49)%	10.29%	8.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,496	$85,008	$183,129	$311,011	$437,122	$542,897
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.11%[3]	2.11%	2.11%	2.12%	2.14%	2.19%
Expenses excluding waivers/reimbursements and expense reductions	2.30%[3]	2.16%	2.15%	2.21%	2.18%	2.21%
Net investment income (loss)	0.51%[3]	(0.61)%	(1.08)%	(1.27)%	(1.17)%	(1.62)%
Portfolio turnover rate	11%	44%	23%	128%	134%	159%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.69	$27.52	$22.57	$22.67	$20.57	$18.97

Income from investment operations
Net investment income (loss)	0.05 [1]	(0.15)[1]	(0.27)[1]	(0.29)[1]	(0.25)[1]	(0.34)[1]
Net realized and unrealized gains or losses on investments	(4.86)	(3.68)	5.22	0.19	2.35	1.94

Total from investment operations	(4.81)	(3.83)	4.95	(0.10)	2.10	1.60

Net asset value, end of period	$18.88	$23.69	$27.52	$22.57	$22.67	$20.57

Total return[2]	(20.30)%	(13.92)%	21.93%	(0.44)%	10.21%	8.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,625	$40,829	$54,982	$64,042	$92,223	$128,964
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.11%[3]	2.11%	2.11%	2.12%	2.14%	2.19%
Expenses excluding waivers/reimbursements and expense reductions	2.30%[3]	2.16%	2.15%	2.21%	2.18%	2.21%
Net investment income (loss)	0.52%[3]	(0.58)%	(1.09)%	(1.27)%	(1.15)%	(1.62)%
Portfolio turnover rate	11%	44%	23%	128%	134%	159%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$28.10	$32.32	$26.25	$26.10	$23.44	$21.40

Income from investment operations
Net investment income (loss)	0.17 [1]	0.13 [1]	(0.03)[1]	(0.08)[1]	(0.04)[1]	(0.15)
Net realized and unrealized gains or losses on investments	(5.76)	(4.35)	6.10	0.23	2.70	2.19

Total from investment operations	(5.59)	(4.22)	6.07	0.15	2.66	2.04

Net asset value, end of period	$22.51	$28.10	$32.32	$26.25	$26.10	$23.44

Total return	(19.89)%	(13.06)%	23.12%	0.57%	11.35%	9.53%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,313	$23,910	$16,503	$16,344	$10,526	$15,127
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%[2]	1.12%	1.11%	1.12%	1.14%	1.19%
Expenses excluding waivers/reimbursements and expense reductions	1.30%[2]	1.17%	1.15%	1.21%	1.18%	1.21%
Net investment income (loss)	1.53%[2]	0.42%	(0.09)%	(0.30)%	(0.15)%	(0.62)%
Portfolio turnover rate	11%	44%	23%	128%	134%	159%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

CLASS R		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$26.99	$31.20	$25.47	$25.46	$22.97	$22.31

Income from investment operations
Net investment income (loss)	0.11 [2]	(0.02)[2]	(0.14)[2]	(0.19)[2]	(0.24)[2]	(0.22)[2]
Net realized and unrealized gains or losses on investments	(5.53)	(4.19)	5.87	0.20	2.73	0.88

Total from investment operations	(5.42)	(4.21)	5.73	0.01	2.49	0.66

Net asset value, end of period	$21.57	$26.99	$31.20	$25.47	$25.46	$22.97

Total return	(20.08)%	(13.49)%	22.50%	0.04%	10.84%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$121	$84	$63	$445	$385	$7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.61%	1.61%	1.62%	1.63%	1.64%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.80%[3]	1.66%	1.65%	1.71%	1.67%	1.66%[3]
Net investment income (loss)	1.09%[3]	(0.08)%	(0.53)%	(0.75)%	(0.98)%	(1.00)%[3]
Portfolio turnover rate	11%	44%	23%	128%	134%	159%

1	For the period from October 10, 2003 (commencement of class operations), to September 30, 2004.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 18.3%
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	96,241	$2,078,805

Internet & Catalog Retail 11.5%
Amazon.com, Inc. * ρ	417,700	30,675,888
Blue Nile, Inc. * ρ	711,960	21,465,594

		52,141,482

Media 1.7%
Omnicom Group, Inc. ρ	322,190	7,539,246

Multiline Retail 0.8%
Target Corp.	110,702	3,807,042

Specialty Retail 1.0%
Home Depot, Inc.	190,850	4,496,426

Textiles, Apparel & Luxury Goods 2.9%
Timberland Co., Class A *	1,099,350	13,126,239

CONSUMER STAPLES 5.3%
Beverages 1.0%
Coca-Cola Co.	103,039	4,528,564

Food Products 1.4%
McCormick & Co., Inc.	210,694	6,230,222

Household Products 2.9%
Clorox Co. ρ	183,019	9,421,818
Procter & Gamble Co.	85,492	4,025,818

		13,447,636

ENERGY 5.8%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	112,818	4,582,667
Weatherford International, Ltd. * ρ	335,000	3,708,450

		8,291,117

Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	160,238	10,774,403
ConocoPhillips	179,859	7,043,279

		17,817,682

FINANCIALS 10.7%
Capital Markets 2.4%
Legg Mason, Inc. ρ	680,167	10,814,655

Consumer Finance 5.6%
Visa, Inc., Class A ρ	456,800	25,398,080

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 1.5%
MSCI, Inc., Class A *	422,300	$7,141,093

Insurance 1.2%
Marsh & McLennan Cos.	266,087	5,388,262

HEALTH CARE 19.2%
Biotechnology 7.8%
Amgen, Inc. *	266,806	13,212,233
Biogen Idec, Inc. *	425,763	22,318,496

		35,530,729

Health Care Equipment & Supplies 3.0%
Medtronic, Inc.	252,518	7,441,705
Zimmer Holdings, Inc. *	163,543	5,969,320

		13,411,025

Health Care Providers & Services 1.6%
WellPoint, Inc. *	192,907	7,324,679

Pharmaceuticals 6.8%
Bristol-Myers Squibb Co.	379,727	8,323,616
Merck & Co., Inc.	336,084	8,990,247
Novartis AG, ADR	362,163	13,700,626

		31,014,489

INDUSTRIALS 6.2%
Air Freight & Logistics 5.8%
Expeditors International of Washington, Inc. ρ	682,861	19,318,138
United Parcel Service, Inc., Class B ρ	141,000	6,940,020

		26,258,158

Industrial Conglomerates 0.4%
Tyco International, Ltd.	89,336	1,747,412

INFORMATION TECHNOLOGY 33.7%
Communications Equipment 5.7%
Cisco Systems, Inc. *	545,215	9,143,256
QUALCOMM, Inc.	425,284	16,547,800

		25,691,056

Internet Software & Services 7.7%
Bankrate, Inc. * ρ	466,070	11,628,447
Google, Inc., Class A *	67,035	23,332,202

		34,960,649

IT Services 1.5%
Automatic Data Processing, Inc. ρ	200,147	7,037,168

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 7.9%
Altera Corp.	1,423,574	$24,983,724
KLA-Tencor Corp.	50,477	1,009,540
Linear Technology Corp. ρ	340,800	7,831,584
Texas Instruments, Inc.	126,106	2,082,010

		35,906,858

Software 10.9%
FactSet Research Systems, Inc. ρ	388,500	19,421,115
Microsoft Corp.	488,785	8,978,981
Oracle Corp. *	1,166,331	21,075,601

		49,475,697

Total Common Stocks (cost $556,350,842)		450,604,471

SHORT-TERM INVESTMENTS 21.1%
MUTUAL FUND SHARES 21.1%
BGI Prime Money Market Fund, Premium Shares, 0.40% ρρ q	11,911	11,911
BlackRock Liquidity TempFund, Institutional Class, 0.60% ρρ q	19,113,527	19,113,527
Evergreen Institutional Money Market Fund, Class I, 0.76% ρρ q ø	72,541,558	72,541,558
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.40% q ø	4,399,623	4,399,623
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.09% ρρ q	80,358	80,358

Total Short-Term Investments (cost $96,146,977)		96,146,977

Total Investments (cost $652,497,819) 120.3%		546,751,448
Other Assets and Liabilities (20.3%)		(92,345,463)

Net Assets 100.0%		$454,405,985

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of March 31, 2009:

Information Technology	33.9%
Health Care	19.4%
Consumer Discretionary	18.5%
Financials	10.8%
Industrials	6.2%
Energy	5.8%
Consumer Staples	5.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $575,556,638) including $90,991,947 of securities loaned	$469,810,267
Investments in affiliated issuers, at value (cost $76,941,181)	76,941,181

Total investments	546,751,448
Segregated cash	42,375
Receivable for Fund shares sold	90,651
Dividends receivable	1,094,292
Receivable for securities lending income	353,903
Prepaid expenses and other assets	41,513

Total assets	548,374,182

Liabilities
Payable for securities purchased	1,361,239
Payable for Fund shares redeemed	575,611
Payable for securities on loan	91,789,729
Advisory fee payable	4,478
Distribution Plan expenses payable	4,592
Due to other related parties	6,208
Accrued expenses and other liabilities	226,340

Total liabilities	93,968,197

Net assets	$454,405,985

Net assets represented by
Paid-in capital	$979,554,557
Undistributed net investment income	2,568,098
Accumulated net realized losses on investments	(421,970,299)
Net unrealized losses on investments	(105,746,371)

Total net assets	$454,405,985

Net assets consists of
Class A	$349,852,016
Class B	52,495,583
Class C	30,625,061
Class I	21,312,685
Class R	120,640

Total net assets	$454,405,985

Shares outstanding (unlimited number of shares authorized)
Class A	16,037,257
Class B	2,787,507
Class C	1,621,768
Class I	946,672
Class R	5,593

Net asset value per share
Class A	$21.81
Class A — Offering price (based on sales charge of 5.75%)	$23.14
Class B	$18.83
Class C	$18.88
Class I	$22.51
Class R	$21.57

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2009 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $101,144)	$4,191,860
Securities lending	1,843,492
Income from affiliated issuers	12,321

Total investment income	6,047,673

Expenses
Advisory fee	1,196,283
Distribution Plan expenses
Class A	438,516
Class B	290,235
Class C	153,641
Class R	169
Administrative services fee	230,054
Transfer agent fees	1,361,255
Trustees’ fees and expenses	5,084
Printing and postage expenses	80,113
Custodian and accounting fees	55,420
Registration and filing fees	21,985
Professional fees	25,772
Other	9,077

Total expenses	3,867,604
Less: Expense reductions	(490)
Fee waivers	(430,949)

Net expenses	3,436,165

Net investment income	2,611,508

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(17,566,671)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(109,756,786)

Net realized and unrealized gains or losses on investments	(127,323,457)

Net decrease in net assets resulting from operations	$(124,711,949)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2009		Year Ended
	(unaudited)		September 30, 2008

Operations
Net investment income (loss)		$2,611,508		$(98,735)
Net realized gains or losses on investments		(17,566,671)		53,154,751
Net change in unrealized gains or losses on investments		(109,756,786)		(158,872,973)

Net decrease in net assets resulting from operations		(124,711,949)		(105,816,957)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	329,424	7,049,421	657,857	19,173,347
Class B	112,504	2,053,681	185,447	4,672,471
Class C	107,295	1,995,596	135,707	3,398,754
Class I	176,873	4,125,811	437,971	12,749,066
Class R	3,225	68,164	1,441	40,346

		15,292,673		40,033,984

Automatic conversion of Class B shares to Class A shares
Class A	395,433	8,324,953	1,774,811	52,181,962
Class B	(457,156)	(8,324,953)	(2,038,327)	(52,181,962)

		0		0

Payment for shares redeemed
Class A	(1,779,307)	(37,774,179)	(4,277,673)	(124,234,805)
Class B	(466,197)	(8,562,866)	(1,220,607)	(30,910,292)
Class C	(209,198)	(3,862,613)	(410,037)	(10,349,294)
Class I	(81,126)	(1,743,989)	(97,637)	(2,902,103)
Class R	(754)	(15,424)	(341)	(9,490)

		(51,959,071)		(168,405,984)

Net decrease in net assets resulting from capital share transactions		(36,666,398)		(128,372,000)

Total decrease in net assets		(161,378,347)		(234,188,957)
Net assets
Beginning of period		615,784,332		849,973,289

End of period		$454,405,985		$615,784,332

Undistributed net investment income (loss)		$2,568,098		$(43,410)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Omega Fund, increase. For the six months ended March 31, 2009, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on March 12, 2009.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $430,949.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended March 31, 2009, the Fund paid brokerage commissions of $10,256 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of Class R shares.

For the six months ended March 31, 2009, EIS received $5,520 from the sale of Class A shares and $108, $82,661and $743 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $50,287,030 and $83,940,864, respectively, for the six months ended March 31, 2009.

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$546,751,448
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$546,751,448

During the six months ended March 31, 2009, the Fund loaned securities to certain brokers and earned $1,843,492, net of $204,541 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2009, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $90,991,947 and $91,789,729, respectively.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $653,969,207. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,152,877 and $135,370,636, respectively, with a net unrealized depreciation of $107,217,759.

As of September 30, 2008, the Fund had $404,285,192 in capital loss carryovers for federal income tax purposes with $7,956,060 expiring in 2009, $196,908,105 expiring in 2010 and $199,421,027 expiring in 2011.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

24

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $418,812,028 of net assets outstanding of which $228,845,861 (54.64%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$201,106,304
Net assets voted “Against”	$7,718,277
Net assets voted “Abstain”	$20,021,280

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566382 rv6 05/2009

Evergreen Small-Mid Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Small-Mid Growth Fund for the six-month period ended March 31, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis. The selling spared few equity categories. In early 2009, layoff announcements accelerated, further pressuring personal consumption and business investment. The equity markets were affected by weakness in economic data and corporate profits. International markets were hit hard as economies in both developed and emerging countries remained weak. The fixed income markets continued to worry about deflation, as evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending have also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve, Treasury, Federal Deposit Insurance Corp. and Federal Housing Administration have allocated more than $11 trillion to combat this crisis. Perhaps most important, the Public-Private Investment Program (“PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

During the period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, focusing on bottom-up, fundamental analysis in making individual stock selections consistent with the investment discipline and style of each fund. The manager of Evergreen Large Company Growth Fund and

1

LETTER TO SHAREHOLDERS continued

Evergreen Omega Fund pursued a small number of companies with the potential to sustain above-average growth for long-term cash flows. The management of Evergreen Strategic Growth Fund sought large cap companies offering superior long-term growth potential. The portfolio managers of Evergreen Mid Cap Growth Fund and Evergreen Small-Mid Growth Fund aimed to balance each portfolio with exposure both to consistent growth companies and to companies offering attractive intrinsic value. At the same time, managers of Evergreen Growth Fund concentrated on opportunities among small cap growth companies with above-average earnings prospects and reasonable stock valuations.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.

3

FUND AT A GLANCE

as of March 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Kenneth J. Doerr; Robert C. Junkin, CPA; Lori S. Evans; Julian J. Johnson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/11/2005

Class inception date	Class A 10/11/2005	Class I 10/11/2005

Nasdaq symbol	ESMGX	ESMIX

6-month return with sales charge	-29.14%	N/A

6-month return w/o sales charge	-24.81%	-24.84%

Average annual return*

1-year with sales charge	-34.59%	N/A

1-year w/o sales charge	-30.62%	-30.48%

Since portfolio inception	-5.07%	-3.24%

Maximum sales charge	5.75% Front-end	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Small-Mid Growth Fund Class A shares versus a similar investment in the Russell 2500 Growth Index (Russell 2500 Growth) and the Consumer Price Index (CPI).

The Russell 2500 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$751.88	$5.33
Class I	$1,000.00	$751.63	$4.24
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.85	$6.14
Class I	$1,000.00	$1,020.09	$4.89

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.22% for Class A and 0.97% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

		2008	2007	2006[1]

Net asset value, beginning of period	$10.64	$14.73	$11.53	$10.00

Income from investment operations
Net investment income (loss)	(0.02)	(0.08)	(0.11)[2]	(0.05)
Net realized and unrealized gains or losses on investments	(2.62)	(2.59)	3.31	1.58

Total from investment operations	(2.64)	(2.67)	3.20	1.53

Distributions to shareholders from
Net realized gains	0	(1.36)	0	0
Tax basis return of capital	0	(0.06)	0	0

Total distributions to shareholders	0	(1.42)	0	0

Net asset value, end of period	$8.00	$10.64	$14.73	$11.53

Total return[3]	(24.81)%	(20.01)%	27.75%	15.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,661	$26,497	$45,706	$3
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.22%[4]	1.18%	1.17%	1.18%[4,5]
Expenses excluding waivers/reimbursements and expense reductions	1.82%[4]	1.33%	1.28%	1.99%[4]
Net investment income (loss)	(0.08)%[4]	(0.48)%	(0.79)%	(0.66)%[4]
Portfolio turnover rate	34%	129%	192%	132%

1	For the period from October 11, 2005 (commencement of class operations), to September 30, 2006.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Annualized
5	Including the expense reductions, the ratio would be 1.17%.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended March 31, 2009 (unaudited)	Year Ended September 30,

		2008	2007	2006[1]

Net asset value, beginning of period	$10.71	$14.77	$11.54	$10.00

Income from investment operations
Net investment income (loss)	(0.01)	(0.03)[2]	(0.06)[2]	(0.02)
Net realized and unrealized gains or losses on investments	(2.65)	(2.61)	3.30	1.56

Total from investment operations	(2.66)	(2.64)	3.24	1.54

Distributions to shareholders from
Net investment income	0	0	(0.01)	0
Net realized gains	0	(1.36)	0	0
Tax basis return of capital	0	(0.06)	0	0

Total distributions to shareholders	0	(1.42)	(0.01)	0

Net asset value, end of period	$8.05	$10.71	$14.77	$11.54

Total return	(24.84)%	(19.72)%	28.11%	15.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,334	$17,489	$140,931	$22,429
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%[3]	0.92%	0.92%	0.93%[3,4]
Expenses excluding waivers/reimbursements and expense reductions	1.57%[3]	1.04%	0.98%	1.74%[3]
Net investment income (loss)	(0.02)%[3]	(0.27)%	(0.42)%	(0.37)%[3]
Portfolio turnover rate	34%	129%	192%	132%

1	For the period from October 11, 2005 (commencement of class operations), to September 30, 2006.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Annualized
4	Including the expense reductions, the ratio would be 0.92%.

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 86.4%
CONSUMER DISCRETIONARY 15.7%
Diversified Consumer Services 4.8%
Capella Education Co. *	13,157	$697,321
Strayer Education, Inc.	4,600	827,402

		1,524,723

Hotels, Restaurants & Leisure 3.7%
Buffalo Wild Wings, Inc. * ρ	19,548	715,066
Penn National Gaming, Inc. *	19,700	475,755

		1,190,821

Internet & Catalog Retail 1.0%
priceline.com, Inc. *	4,200	330,876

Specialty Retail 4.9%
Aeropostale, Inc. *	18,700	496,672
GameStop Corp., Class A *	15,000	420,300
O’Reilly Automotive, Inc. *	10,000	350,100
PetSmart, Inc.	14,800	310,208

		1,577,280

Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc. *	43,200	413,424

CONSUMER STAPLES 4.9%
Food Products 2.8%
Hain Celestial Group, Inc. *	17,700	252,048
Ralcorp Holdings, Inc. *	11,600	625,008

		877,056

Personal Products 2.1%
Alberto-Culver Co.	29,800	673,778

ENERGY 5.3%
Oil, Gas & Consumable Fuels 5.3%
Cabot Oil & Gas Corp.	11,500	271,055
Continental Resources, Inc. *	19,700	417,837
Denbury Resources, Inc. *	25,677	381,560
Southwestern Energy Co. *	21,156	628,122

		1,698,574

FINANCIALS 3.0%
Commercial Banks 1.4%
Associated Banc-Corp.	17,400	268,656
PrivateBancorp, Inc.	11,800	170,628

		439,284

Thrifts & Mortgage Finance 1.6%
NewAlliance Bancshares, Inc.	45,000	528,300

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 15.7%
Biotechnology 3.3%
Cephalon, Inc. * ρ	9,940	$676,914
OSI Pharmaceuticals, Inc. *	10,000	382,600

		1,059,514

Health Care Equipment & Supplies 3.1%
Hologic, Inc. *	34,500	451,605
ResMed, Inc. *	15,300	540,702

		992,307

Health Care Providers & Services 0.8%
Psychiatric Solutions, Inc. *	15,594	245,293

Life Sciences Tools & Services 7.4%
AMAG Pharmaceuticals, Inc. *	15,300	562,581
Covance, Inc. *	6,600	235,158
Life Technologies Corp. *	19,000	617,120
Pharmaceutical Product Development, Inc.	15,700	372,404
Qiagen NV * ρ	37,100	592,116

		2,379,379

Pharmaceuticals 1.1%
Shire, Ltd., ADS	10,000	359,400

INDUSTRIALS 16.0%
Commercial Services & Supplies 1.2%
Corrections Corporation of America *	29,900	383,019

Electrical Equipment 5.6%
EnerSys, Inc. *	49,400	598,728
General Cable Corp. *	29,800	590,636
Roper Industries, Inc.	14,240	604,488

		1,793,852

Machinery 2.6%
SPX Corp.	13,300	625,233
Wabtec	8,400	221,592

		846,825

Professional Services 2.0%
FTI Consulting, Inc. *	12,838	635,224

Road & Rail 1.7%
Landstar System, Inc.	16,200	542,214

Trading Companies & Distributors 1.5%
MSC Industrial Direct Co., Class A	15,825	491,683

Transportation Infrastructure 1.4%
Aegean Marine Petroleum Network, Inc.	25,900	433,825

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 19.6%
Communications Equipment 3.8%
F5 Networks, Inc. *	23,757	$497,709
NICE-Systems, Ltd., ADS *	28,708	713,681

		1,211,390

Computers & Peripherals 1.4%
Synaptics, Inc. * ρ	17,000	454,920

Electronic Equipment, Instruments & Components 1.6%
Flir Systems, Inc. *	25,500	522,241

Internet Software & Services 1.1%
VistaPrint, Ltd. *	12,700	349,123

IT Services 1.8%
Syntel, Inc.	27,869	573,544

Semiconductors & Semiconductor Equipment 5.9%
Monolithic Power Systems, Inc. *	40,594	629,207
NetLogic Microsystems, Inc. ρ *	27,500	755,700
Power Integrations, Inc. *	29,500	507,400

		1,892,307

Software 4.0%
Ansys, Inc. *	23,100	579,810
Quality Systems, Inc. ρ	15,036	680,379

		1,260,189

MATERIALS 3.6%
Chemicals 3.6%
CF Industries Holdings, Inc.	8,000	569,040
Scotts Miracle-Gro Co., Class A	16,500	572,550

		1,141,590

TELECOMMUNICATION SERVICES 2.6%
Wireless Telecommunication Services 2.6%
NII Holdings, Inc. *	23,900	358,500
Syniverse Holdings, Inc. *	28,900	455,464

		813,964

Total Common Stocks (cost $33,635,277)		27,635,919

SHORT-TERM INVESTMENTS 14.5%
MUTUAL FUND SHARES 14.5%
Evergreen Institutional Money Market Fund, Class I, 0.76% q ρρ ø (cost $4,640,387)	4,640,387	4,640,387

Total Investments (cost $38,275,664) 100.9%		32,276,306
Other Assets and Liabilities (0.9%)		(280,692)

Net Assets 100.0%		$31,995,614

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

March 31, 2009 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADS	American Depository Shares

The following table shows the percent of total long-term investments by sector as of March 31, 2009:

Information Technology	22.7%
Industrials	18.6%
Consumer Discretionary	18.3%
Health Care	18.2%
Energy	6.1%
Consumer Staples	5.6%
Materials	4.1%
Financials	3.5%
Telecommunication Services	2.9%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $33,635,277) including $3,455,523 of securities loaned	$27,635,919
Investments in affiliated issuers, at value (cost $4,640,387)	4,640,387

Total investments	32,276,306
Receivable for Fund shares sold	3,208,276
Dividends receivable	13,085
Receivable for securities lending income	4,587
Prepaid expenses and other assets	21,644

Total assets	35,523,898

Liabilities
Payable for Fund shares redeemed	34,929
Payable for securities on loan	3,479,272
Advisory fee payable	16
Distribution Plan expenses payable	120
Due to other related parties	96
Printing and postage expenses payable	8,742
Accrued expenses and other liabilities	5,109

Total liabilities	3,528,284

Net assets	$31,995,614

Net assets represented by
Paid-in capital	$46,579,809
Undistributed net investment loss	(34,246)
Accumulated net realized losses on investments	(8,550,591)
Net unrealized losses on investments	(5,999,358)

Total net assets	$31,995,614

Net assets consists of
Class A	$17,661,207
Class I	14,334,407

Total net assets	$31,995,614

Shares outstanding (unlimited number of shares authorized)
Class A	2,208,895
Class I	1,780,207

Net asset value per share
Class A	$8.00
Class A — Offering price (based on sales charge of 5.75%)	$8.49
Class I	$8.05

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2009 (unaudited)

Investment income
Dividends	$91,945
Securities lending	34,250
Income from affiliated issuers	13,161

Total investment income	139,356

Expenses
Advisory fee	108,329
Distribution Plan expenses	23,062
Administrative services fee	15,476
Transfer agent fees	66,959
Trustees’ fees and expenses	644
Printing and postage expenses	12,765
Custodian and accounting fees	7,823
Registration and filing fees	16,971
Professional fees	12,416
Other	1,097

Total expenses	265,542
Less: Expense reductions	(37)
Fee waivers	(92,330)

Net expenses	173,175

Net investment loss	(33,819)

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(7,545,380)
Net change in unrealized gains or losses on securities in unaffiliated issuers	(3,251,326)

Net realized and unrealized gains or losses on investments	(10,796,706)

Net decrease in net assets resulting from operations	$(10,830,525)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2009 (unaudited)		Year Ended September 30, 2008

Operations
Net investment loss		$(33,819)		$(431,682)
Net realized gains or losses on investments		(7,545,380)		1,925,332
Net change in unrealized gains or losses on investments		(3,251,326)		(23,866,131)

Net decrease in net assets resulting from operations		(10,830,525)		(22,372,481)

Distributions to shareholders from
Net realized gains
Class A		0		(4,210,289)
Class I		0		(14,249,012)
Tax basis return of capital
Class A		0		(68,740)
Class I		0		(174,955)

Total distributions to shareholders		0		(18,702,996)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	84,113	671,849	159,103	2,085,642
Class I	610,840	4,840,704	3,137,908	41,105,310

		5,512,553		43,190,952

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	320,456	4,246,043
Class I	0	0	974,366	12,949,320

		0		17,195,363

Payment for shares redeemed
Class A	(364,950)	(2,940,943)	(1,092,637)	(13,550,494)
Class I	(464,194)	(3,731,345)	(12,020,039)	(148,410,747)

		(6,672,288)		(161,961,241)

Net decrease in net assets resulting from capital share transactions		(1,159,735)		(101,574,926)

Total decrease in net assets		(11,990,260)		(142,650,403)
Net assets
Beginning of period		43,985,874		186,636,277

End of period		$31,995,614		$43,985,874

Undistributed net investment loss		$(34,246)		$(427)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small-Mid Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase. For the six months ended March 31, 2009, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC with the same terms and conditions as the existing agreement which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Evergreen Investment Services, Inc. (“EIS”) and Evergreen Service Company, LLC (“ESC”) became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect.

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $92,330.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended March 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

ESC, an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended March 31, 2009, the Fund paid brokerage commissions of $2,770 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. DISTRIBUTION PLAN

EIS, an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended March 31, 2009, EIS received $403 from the sale of Class A shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $10,465,200 and $13,201,611, respectively, for the six months ended March 31, 2009.

On October 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of March 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$32,276,306
Level 2 – Other Significant Observable Inputs	0
Level 3 – Significant Unobservable Inputs	0

Total	$32,276,306

During the six months ended March 31, 2009, the Fund loaned securities to certain brokers and earned $34,250, net of $3,238 paid to Wachovia Global Securities Lending as the securities lending agent. At March 31, 2009, the value of securities on loan and the total value of collateral received for securities loaned amounted to $3,455,523 and $3,479,272, respectively.

On March 31, 2009, the aggregate cost of securities for federal income tax purposes was $39,464,143. The gross unrealized appreciation and depreciation on securities based on tax cost was $185,976 and $7,373,813, respectively, with a net unrealized depreciation of $7,187,837.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2008, the Fund incurred and elected to defer post-October losses of $174,637.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. During the six months ended March 31, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

The SEC and the Secretary of the Commonwealth, Securities Division, of the Commonwealth of Massachusetts are conducting separate investigations of EIMC, EIS and Evergreen Ultra Short Opportunities Fund (the “Ultra Short Fund”) concerning alleged issues surrounding the drop in net asset value of the Ultra Short Fund in May and June 2008. In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or investigations currently pending or threatened will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

22

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On February 12, 2009, a Special Meeting of Shareholders for the Fund was held to consider a number of proposals. On December 1, 2008, the record date for the meeting, the Fund had $28,939,615 of net assets outstanding of which $17,883,966 (61.80%) of net assets were represented at the meeting.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$17,352,815
Net assets voted “Against”	$254,446
Net assets voted “Abstain”	$276,705

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

576004 rv3 05/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: May 27, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: May 27, 2009